UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.7%
AUSTRALIA 5.8%
REAL ESTATE
DIVERSIFIED 3.8%
BGP Holdings PLC (EUR)(a),(b)	7,741,744	$137,250
Charter Hall Group	1,004,621	4,231,692
Dexus Property Group	1,668,837	12,435,837
Mirvac Group	141,809	254,728
		17,059,507
INDUSTRIALS 2.0%
Goodman Group	1,425,706	9,214,986
TOTAL AUSTRALIA		26,274,493

AUSTRIA 1.4%
REAL ESTATE—RESIDENTIAL
BUWOG AG	210,152	6,298,885

BELGIUM 0.4%
REAL ESTATE—RESIDENTIAL
Aedifica SA	16,535	1,559,900

BRAZIL 0.6%
REAL ESTATE—RETAIL
BR Malls Participacoes SA	609,428	2,707,372

CANADA 1.5%
REAL ESTATE—OFFICE
Allied Properties REIT	210,092	6,708,127

FRANCE 2.2%
REAL ESTATE
DIVERSIFIED 0.4%
Fonciere des Regions	18,759	1,948,633

OFFICE 1.8%
Gecina SA	48,262	7,826,008
TOTAL FRANCE		9,774,641

GERMANY 4.8%
REAL ESTATE
OFFICE 1.1%
Alstria Office REIT AG	357,733	5,109,596

RESIDENTIAL 3.7%
ADO Properties SA, 144A(c)	76,339	3,772,762

	Number of Shares	Value
Deutsche Wohnen AG	303,866	$12,900,285
		16,673,047
TOTAL GERMANY		21,782,643

HONG KONG 8.8%
REAL ESTATE
DIVERSIFIED 7.9%
CK Asset Holdings Ltd.	1,544,000	12,778,381
Hang Lung Properties Ltd.	3,590,000	8,520,482
Sun Hung Kai Properties Ltd.	882,245	14,332,133
		35,630,996
RETAIL 0.9%
Link REIT	464,500	3,763,999
TOTAL HONG KONG		39,394,995

JAPAN 9.4%
REAL ESTATE
DIVERSIFIED 6.3%
Activia Properties	1,305	5,415,997
Hulic Co., Ltd.	19,600	192,124
Mitsui Fudosan Co., Ltd.	481,612	10,443,309
Sumitomo Realty & Development Co., Ltd.	167,000	5,053,410
Tokyo Tatemono Co., Ltd.	570,185	7,291,679
		28,396,519
OFFICE 1.7%
Kenedix Office Investment Corp.	785	4,318,285
Nippon Building Fund	639	3,185,772
		7,504,057
RESIDENTIAL 0.5%
Daiwa House REIT Investment Corp.	956	2,288,793

RETAIL 0.9%
Japan Retail Fund Investment Corp.	2,282	4,094,519
TOTAL JAPAN		42,283,888

NORWAY 0.7%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)	238,894	3,269,439

	Number of Shares	Value
SPAIN 2.1%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA	46	$829
Merlin Properties Socimi SA	667,019	9,239,462
		9,240,291
SWEDEN 1.8%
REAL ESTATE
DIVERSIFIED 1.3%
Fastighets AB Balder, Class B(b)	119,724	3,113,303
Hufvudstaden AB	163,397	2,788,516
		5,901,819
HOTEL 0.5%
Pandox AB	125,056	2,381,390
TOTAL SWEDEN		8,283,209

UNITED KINGDOM 6.1%
REAL ESTATE
DIVERSIFIED 0.4%
LondonMetric Property PLC	719,426	1,602,218

HEALTH CARE 0.7%
Assura PLC	3,819,395	3,208,978

INDUSTRIALS 2.4%
Segro PLC	1,250,048	8,978,341
Tritax Big Box REIT PLC	1,056,108	2,015,222
		10,993,563
OFFICE 0.7%
Derwent London PLC	48,381	1,811,364
Workspace Group PLC	123,356	1,467,011
		3,278,375
RESIDENTIAL 0.9%
UNITE Group PLC	422,372	3,891,100

SELF STORAGE 1.0%
Big Yellow Group PLC	233,215	2,365,685
Safestore Holdings PLC	382,636	2,239,101
		4,604,786
TOTAL UNITED KINGDOM		27,579,020

	Number of Shares	Value
UNITED STATES 52.1%
COMMUNICATIONS—TOWERS 1.1%
American Tower Corp.	34,716	$4,744,983

REAL ESTATE 51.0%
DATA CENTERS 4.3%
CyrusOne	46,691	2,751,501
Digital Realty Trust	100,786	11,926,007
Equinix	9,874	4,406,766
		19,084,274
HEALTH CARE 5.6%
HCP	485,425	13,509,378
Welltower	168,856	11,867,199
		25,376,577
HOTEL 3.0%
Hilton Worldwide Holdings	51,026	3,543,756
Host Hotels & Resorts	240,825	4,452,854
Sunstone Hotel Investors	327,354	5,260,579
		13,257,189
INDUSTRIALS 1.9%
Prologis	137,237	8,709,060

OFFICE 9.5%
Corporate Office Properties Trust	195,653	6,423,288
Cousins Properties	640,698	5,984,119
Douglas Emmett	165,989	6,543,287
Empire State Realty Trust, Class A	254,682	5,231,168
Kilroy Realty Corp.	85,153	6,056,081
SL Green Realty Corp.	53,173	5,387,488
Vornado Realty Trust	94,253	7,246,171
		42,871,602
RESIDENTIAL 13.9%
APARTMENT 8.5%
Apartment Investment & Management Co., Class A	151,091	6,626,851
AvalonBay Communities	80,317	14,330,159
Essex Property Trust	25,864	6,570,232
UDR	285,298	10,849,883
		38,377,125

	Number of Shares	Value
MANUFACTURED HOME 3.7%
Equity Lifestyle Properties	80,289	$6,830,988
Sun Communities	113,329	9,710,029
		16,541,017
SINGLE FAMILY 0.8%
American Homes 4 Rent, Class A	160,060	3,474,902

STUDENT HOUSING 0.9%
American Campus Communities	93,591	4,132,043
TOTAL RESIDENTIAL		62,525,087

SELF STORAGE 2.6%
Extra Space Storage	121,326	9,696,374
Life Storage	24,602	2,012,690
		11,709,064
SHOPPING CENTERS 9.8%
COMMUNITY CENTER 3.1%
Kimco Realty Corp.	246,563	4,820,306
Weingarten Realty Investors	295,701	9,385,550
		14,205,856
FREE STANDING 2.2%
Realty Income Corp.	170,403	9,745,348

REGIONAL MALL 4.5%
GGP	429,672	8,924,287
Simon Property Group	69,945	11,261,845
		20,186,132
TOTAL SHOPPING CENTERS		44,137,336

SPECIALTY 0.4%
GEO Group/The	66,581	1,791,029
TOTAL REAL ESTATE		229,461,218
TOTAL UNITED STATES		234,206,201
TOTAL COMMON STOCK (Identified cost—$389,196,785)		439,363,104

SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(d)	3,900,000	3,900,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,900,000)		$3,900,000

TOTAL INVESTMENTS (Identified cost—$393,096,785)	98.6%	443,263,104
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	6,369,277
NET ASSETS (Equivalent to $26.38 per share based on 17,046,708 shares of common stock outstanding)	100.0%	$449,632,381

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Security value is determined based on significant unobservable inputs (Level 3).

(b)         Non-income producing security.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $7,042,201 or 1.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d)         Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	22.2
Residential	20.8
Office	17.0
Shopping Centers	9.8
Health Care	6.3
Industrials	6.3
Data Centers	4.3
Self Storage	3.6
Hotel	3.5
Other	2.7
Retail	2.4
Towers	1.1
100.0

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$26,274,493	$26,137,243	$—	$137,250	(a)
Other Countries	413,088,611	413,088,611	—	—
Short-Term Investments	3,900,000	—	3,900,000	—
Total Investments(b)	$443,263,104	$439,225,854	$3,900,000	$137,250

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock - Australia
Balance as of December 31, 2016	$427,026
Sales(a)	(346,293)
Realized gain (loss)	346,293
Change in unrealized appreciation (depreciation)	(289,776)
Balance as of September 30, 2017	$137,250

(a) Amount represents proceeds received as part of a liquidating distribution from BGP Holdings PLC and is included in change in unrealized appreciation (depreciation).

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $56,517.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable	Input
	at September 30, 2017	Technique	Inputs	Values
Common Stock— Australia	$137,250	Estimated Distributions Less Discount Rate	Discount Rate	10.00%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock — Australia is a discount rate to reflect the uncertainty regarding the amount and timing of distributions. Significant increases (decreases) in these inputs may result in a materially lower (higher) fair value measurement.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017